Property and Equipment, Net	12 Months Ended
Dec. 31, 2020
Property Plant And Equipment [Abstract]
Property and Equipment, Net
10.	PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	As of December 31,
	2019	2020
	RMB	RMB
Leasehold improvements	87,858	305,955
Electronic equipment	14,275	32,213
Machinery	4,640	15,562
Office furniture and equipment	3,071	3,818
Vehicles	2,495	4,311
Construction in progress	9,854	2,779
Total	122,193	364,638
Less: accumulated depreciation	(12,783)	(79,341)
Property and equipment, net	109,410	285,297

The Group recorded depreciation expense of RMB 389, RMB 13,010 and RMB 74,551 for the years ended December 31, 2018, 2019 and 2020, respectively. No impairment was recorded for the years ended December 31, 2018, 2019 and 2020.